Exhibit 99.1

SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 08/26/2019

Collection Period 05/01/2019 - 07/31/2019

SLC Student Loan Receivables I, Inc - Depositor

The Student Loan Corporation, a subsidiary of Discover Bank - Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/30/2019	07/31/2019

	Principal Balance	$315,561,703.74	$308,058,540.91
	Interest to be Capitalized Balance	2,047,017.99	2,020,262.22
	Pool Balance	$317,608,721.73	$310,078,803.13
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	- N/A -	- N/A -
	Adjusted Pool (1)	$317,608,721.73	$310,078,803.13
	Weighted Average Coupon (WAC)	5.89%	5.93%
	Weighted Average Remaining Term	170.45	169.49
	Number of Loans	30,102	29,158
	Number of Borrowers	13,809	13,377
	Aggregate Outstanding Principal Balance - Tbill	$11,589,886.05	$11,200,150.66
	Aggregate Outstanding Principal Balance - LIBOR	$306,018,835.68	$298,878,652.47
	Pool Factor	0.396704211	0.387299084
	Since Issued Constant Prepayment Rate	1.83%	1.60%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/28/2019	08/26/2019
	A	78444WAA7	$205,095,190.75	$195,662,288.80

C	Account Balances	05/28/2019	08/26/2019
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	05/28/2019	08/26/2019
	Adjusted Pool Balance	$317,608,721.73	$310,078,803.13
	Total Notes	$205,095,190.75	$195,662,288.80
	Difference	$112,513,530.98	$114,416,514.33
	Parity Ratio	1.54859	1.58477

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

II.	Trust Activity 05/01/2019 through 07/31/2019

A	Student Loan Principal Receipts
	Borrower Principal	3,523,558.45
	Guarantor Principal	2,411,130.96
	Consolidation Activity Principal	3,764,988.78
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	58.97
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	87,609.22
	Total Principal Receipts	$9,787,346.38
B	Student Loan Interest Receipts
	Borrower Interest	1,430,663.19
	Guarantor Interest	154,776.60
	Consolidation Activity Interest	55,131.79
	Special Allowance Payments	473,461.80
	Interest Subsidy Payments	305,709.11
	Seller Interest Reimbursement	79.88
	Servicer Interest Reimbursement	1,625.74
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	56,773.14
	Total Interest Receipts	$2,478,221.25
C	Reserves in Excess of Requirement	-
D	Investment Income	$62,421.83
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(89,199.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(611,140.40)
	Floor Income Rebate Fees to Dept. of Education	$(385,739.15)
M	AVAILABLE FUNDS	$11,241,910.41
N	Non-Cash Principal Activity During Collection Period	$(2,284,183.55)
O	Non-Reimbursable Losses During Collection Period	$48,929.49
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$97,567.62
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

III.	2010-01 Portfolio Characteristics

		07/31/2019				04/30/2019
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	4.66%	102	$496,578.98	0.161%	4.48%	98	$450,359.55	0.143%
	GRACE	4.44%	12	$79,834.86	0.026%	3.84%	26	$150,635.97	0.048%
	DEFERMENT	5.89%	2,152	$18,424,471.06	5.981%	6.12%	2,292	$21,155,660.98	6.704%

REPAYMENT:	CURRENT	5.80%	21,192	$219,796,505.23	71.349%	5.76%	21,728	$224,636,852.27	71.186%
	31-60 DAYS DELINQUENT	6.30%	647	$6,877,078.04	2.232%	6.22%	799	$8,684,164.59	2.752%
	61-90 DAYS DELINQUENT	6.13%	377	$3,702,059.62	1.202%	6.24%	520	$5,389,991.57	1.708%
	91-120 DAYS DELINQUENT	6.13%	218	$2,149,836.71	0.698%	6.77%	273	$3,689,746.26	1.169%
	> 120 DAYS DELINQUENT	6.72%	874	$10,098,303.10	3.278%	6.38%	811	$9,058,830.91	2.871%

	FORBEARANCE	6.33%	3,419	$44,554,760.56	14.463%	6.18%	3,381	$40,727,943.56	12.906%
	CLAIMS IN PROCESS	6.05%	163	$1,867,352.80	0.606%	6.01%	174	$1,617,518.08	0.513%
	AGED CLAIMS REJECTED	6.80%	2	$11,759.95	0.004%	0.00%	0	$0.00	0.000%
TOTAL			29,158	$308,058,540.91	100.00%		30,102	$315,561,703.74	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

IV.	2010-01 Portfolio Characteristics (cont'd)

	07/31/2019	04/30/2019
Pool Balance	$310,078,803.13	$317,608,721.73
Outstanding Borrower Accrued Interest	$10,441,703.09	$10,201,830.22
Borrower Accrued Interest to be Capitalized	$2,020,262.22	$2,047,017.99
Total # Loans	29,158	30,102
Total # Borrowers	13,377	13,809
Weighted Average Coupon	5.93%	5.89%
Weighted Average Remaining Term m	169.49	170.45
Non-Reimbursable Losses	$48,929.49	$56,555.89
Cumulative Non-Reimbursable Losses	$5,014,692.21	$4,955,467.51
Since Issued Constant Prepayment Rate (CPR)	1.60%	1.83%
Loan Substitutions	-	-
Rejected Claim Repurchases	-	$5,159.35
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$2,375,801.71	$2,166,127.87
Borrower Interest Accrued	$4,245,788.78	$4,185,460.31
Interest Subsidy Payments Accrued	$283,649.41	$295,607.40
Special Allowance Payments Accrued	$417,062.50	$462,109.11

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

V.	2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	5.85%	10,035	$33,616,654.40	10.912%
	- GSL - Unsubsidized	6.09%	7,563	44,129,303.35	14.325%
	- PLUS (2) Loans	8.34%	272	4,470,748.45	1.451%
	- SLS (3) Loans	5.28%	244	2,326,172.88	0.755%
	- Consolidation Loans	5.87%	11,044	223,515,661.83	72.556%
	Total	5.93%	29,158	$308,058,540.91	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.07%	15,092	$73,936,023.14	24.001%
	- Two Year	6.17%	2,536	8,624,649.42	2.800%
	- Technical	6.60%	481	1,966,624.10	0.638%
	- Other	5.87%	11,049	223,531,244.25	72.561%
	Total	5.93%	29,158	$308,058,540.91	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$11,241,910.41
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$24,000.00	$11,217,910.41
B	Primary Servicing Fee	$43,940.00	$11,173,970.41
C	Class A Noteholders' Interest Distribution Amount	$1,741,068.46	$9,432,901.95
D	Class A Noteholders' Principal Distribution Amount	-	$9,432,901.95
E	Reserve Account Reinstatement	-	$9,432,901.95
F	Additional Principal Distribution Amount	$9,432,901.95	$0.00
G	Carryover Servicing Fee	-	$0.00
H	Unpaid Expenses of The Trustees + Irish Exchange	-	$0.00
I	Excess Distribution Certificateholder	-	$0.00

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

VII.	2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$205,095,190.75
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/28/2019
Accrual Period End	8/26/2019
Daycount Fraction	0.25000000
Interest Rate*	3.39563%
Accrued Interest Factor	0.008489075
Current Interest Due	$1,741,068.46
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$1,741,068.46
Interest Paid	$1,741,068.46
Interest Shortfall	-
Principal Paid	$9,432,901.95
Ending Principal Balance	$195,662,288.80
Paydown Factor	0.011032634
Ending Balance Factor	0.228844782

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$205,095,190.75
	Adjusted Pool Balance	$310,078,803.13
	Overcollateralization Amount	$21,705,516.22
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$9,432,901.95

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2019 - 07/31/2019, Distribution Date 08/26/2019